PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property, equipment and software, net
Depreciation and amortization of property, equipment and software	¥ 13,600,000	$ 2,000	¥ 61,464,000		¥ 86,866,000
Gain (loss) on disposal of property, equipment and software	1,071,000	152	(7,345,000)	$ (1,000)	50,000
Gain (loss) on disposition of property plant equipment	1,100,000	200
Impairment loss of equipment	0		6,505,000		161,002,000
Cost of revenues
Property, equipment and software, net
Depreciation and amortization charges	7,400,000	1,100	19,900,000		69,400,000
General and administrative expense
Property, equipment and software, net
Depreciation and amortization charges	¥ 6,200,000	$ 900	¥ 41,600,000		¥ 17,500,000